CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
ASSETS
Cash	¥325,116,815	¥296,838,959	$44,319,391
Due from intercompanies	142,741,114	205,224,961	30,641,009
Other current assets	52,136,194	20,364,424	3,040,500
Total Current Assets	519,994,123	522,428,344	78,000,900

Non-current assets
Investment in subsidiaries and VIEs	(49,551,884)	(77,566,835)	(11,581,077)
Investment in unconsolidated entity	27,931,795	—	—

Total assets	¥498,374,034	¥444,861,509	¥66,419,823

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other current liabilities	12,643,150	7,552,452	1,127,615
Total current Liabilities	12,643,150	7,552,452	1,127,615

Warrant liability	190,635,850	16,677,328	2,490,000
LIABILITIES	203,279,000	24,229,780	3,617,615

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 26,868,391 shares and 27,180,718 shares issued and outstanding as of June 30, 2021 and 2022, respectively	16,340,826	18,001,670	2,687,730
Class B ordinary shares, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; nil shares and 2,500,000 shares issued and outstanding as of June 30, 2021 and 2022, respectively	—	2,408,498	359,600
Additional paid-in capital	479,490,763	496,038,696	74,060,807
Accumulated deficit	(202,711,391)	(107,124,596)	(15,994,184)
Accumulated other comprehensive income (loss)	1,974,836	11,307,461	1,688,255
Total shareholders’ equity	295,095,034	420,631,729	62,802,208

Total liabilities and shareholders’ equity	¥498,374,034	¥444,861,509	$66,419,823

* Due from subsidiaries, VIEs and VIEs’ subsidiaries are eliminated upon consolidation.

Schedule of parent company statements of operations and comprehensive income (loss)

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Revenues	¥20,079,210	¥121,197	¥—	$—
Cost of revenues	16,063,368	97,024	—	—

Gross profit	4,015,842	24,173	—	—

General and administrative expenses	13,337,810	29,502,464	62,918,622	9,394,033
Provision for credit losses	—	1,933,986	1,923,382	287,170
Loss from operations	(9,321,968)	(31,412,277)	(64,842,004)	(9,681,203)

Fair value changes of warrants liability	—	35,365,792	174,485,575	26,051,481
Other income (loss)	(1,298,039)	320,235	4,105,116	612,913

Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(8,626,694)	(27,106,484)	(18,161,892)	(2,711,652)

Net income (loss)	¥(19,246,701)	¥(22,832,734)	¥95,586,795	$14,271,539
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	(84,205)	(850,895)	9,332,625	1,393,403
Comprehensive income (loss) attributable to the company	¥(19,330,906)	¥(23,683,629)	¥104,919,420	$15,664,942

Schedule of parent company statements of cash flows

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥(19,246,701)	¥(22,832,734)	¥95,586,795	$14,271,539
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	—	(35,365,792)	(174,485,575)	(26,051,481)
Amortization of offering cost of warrants	—	12,584,024	—	—
Provision for doubtful accounts	—	1,933,986	1,923,382	287,170
Restricted shares issued for management and employees	7,944,835	6,140,037	39,263,485	5,862,215
Loss (income) from investment in unconsolidated entity	—	15,411	(15,411)	(2,301)
Restricted shares issued for services	33,927	—	8,935,919	1,334,173
Equity in earnings of subsidiaries and VIEs	8,626,694	27,106,484	18,161,892	2,711,652
Other current assets	(3,370,538)	(474,891)	(111,521)	(16,651)
Other current liabilities	5,583,322	4,776,846	(5,090,698)	(760,064)

Net cash used in operating activities	(428,461)	(6,116,629)	(15,831,732)	(2,363,748)

Cash flows from investing activities:
Repayments from loans to third parties	—	1,950,000	166,405,032	24,845,019
Payments made for loans to third parties	—	(50,288,458)	(137,391,510)	(20,513,170)
Due from intercompany, VIEs and VIEs’ subsidiaries	(4,484,382)	(29,505,002)	(55,569,342)	(8,296,753)

Net cash used in investing activities	(4,484,382)	(77,843,460)	(26,555,820)	(3,964,904)

Cash flows from financing activities:
Proceeds from warrants issued with common share	—	212,051,414	—	—
Proceeds from sale of common share, net of issuance costs	26,141,051	81,091,141	—	—
Proceeds from sale of prefunded warrants, net of issuance costs	—	30,276,569	93,321	13,933
Proceeds from share issuance for warrants exercised	—	21,130,035	—	—
Proceeds from issuance of convertible notes	—	42,014,616	—	—

Net cash provided by financing activities	26,141,051	386,563,775	93,321	13,933

Effect of exchange rate fluctuation on cash	(97,823)	274,149	14,016,375	2,092,708

Net increase (decrease) in cash	21,130,385	302,877,835	(28,277,856)	(4,222,011)

CASH, beginning of year	1,108,595	22,238,980	325,116,815	48,541,402

CASH, end of year	¥22,238,980	¥325,116,815	¥296,838,959	$44,319,391

Non-cash investing and financing activities
Issuance of common share in exchange of shares of Starry, net of issuance costs	¥—	¥27,675,450	¥—	$—
Cancellation of ordinary shares issued to Starry	¥	¥	¥(27,675,450)	$(4,132,069)
Conversion of convertible notes to 9,225,338 shares of ordinary shares	¥—	¥42,435,669	¥—	$—
Payable for issuance cost of common share	¥374,696	¥—	¥—	$—